Consolidated Statement Of Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2013	$ 38	$ 29	$ 135,293	$ (102,747)	$ 32,613	$ 113	$ 32,726
Balance, shares at Dec. 31, 2013	3,803	2,898
Stock-based compensation			34		34		34
Stock-based compensation, shares		8
Issuance of common stock		$ 18	2,573		2,591		2,591
Issuance of common stock, shares		1,787
Net earnings (loss)				(16,236)	(16,236)	(23)	(16,259)
Balance at Dec. 31, 2014	$ 38	$ 47	137,900	(118,983)	19,002	90	19,092
Balance, shares at Dec. 31, 2014	3,803	4,693
Stock-based compensation			143		143		143
Stock-based compensation, shares		21
Long-term incentive plan						142	142
Issuance of common stock		$ 2	344		346		346
Issuance of common stock, shares		228
Issuance of common units						450	450
Net earnings (loss)				13,125	13,125	1,197	14,322
Balance at Dec. 31, 2015	$ 38	$ 49	138,387	(105,858)	32,616	1,879	34,495
Balance, shares at Dec. 31, 2015	3,803	4,942
Stock-based compensation		$ 1	133		134		134
Stock-based compensation, shares		15
Long-term incentive plan						171	171
Issuance of common units						50	50
Common dividends declared ($0.07 per share)				(347)	(347)		(347)
Series D Preferred Stock dividends declared				(3,090)	(3,090)		(3,090)
Redemption of Series A and B Preferred Stock	$ (8)		(7,390)	(5,107)	(12,505)		(12,505)
Redemption of Series A and Series B Preferred Stock, shares	(803)
Exchange of Series C Preferred and issuance of Series D Preferred Stock	$ 61,303		(12,517)	(20,417)	28,369		28,369
Exchange of Series C Preferred and issuance of Series D Preferred Stock, shares	3,245
Net earnings (loss)				22,795	22,795	727	23,522
Balance at Dec. 31, 2016	$ 61,333	$ 50	$ 118,613	$ (112,024)	$ 67,972	$ 2,827	$ 70,799
Balance, shares at Dec. 31, 2016	6,245	4,957